Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Long-Term Purchase Commitment [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ 182,071	$ 301,716
Description of Difference between Reported Amount and Reporting Currency Denominated Amount	The balance sheet amounts, with the exception of shareholders’ equity on September 30, 2024, 2023 and 2022, were translated at 7.0176 RMB, 7.2960 RMB and 7.1135 RMB to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the fiscal years ended September 30, 2024, 2023 and 2022 were 7.2043 RMB, 7.0533 RMB and 6.5532 RMB to $1.00, respectively.
Contract fulfilment costs	$ 2,441,995	3,316,031
Cost of revenues	1,914,958	2,893,446	$ 1,544,042
Impairment for contract fulfilment costs	669,780	4,460	11,359
Allowance for accounts receivable	75,931	302,084
Allowance of contract assets	17,414	19,180
Cost of revenues recognized	$ 12,639,984	12,221,662	9,900,958
Useful life	5 years
Amortization expense	$ 17,648	$ 3,250	0
Dilutive shares	0	0
Total expenses	$ 124,199	$ 120,934	124,082
Statutory reserves	186,225	74,492
Inventories [Member]
Long-Term Purchase Commitment [Line Items]
Cost of revenues recognized	$ 16,360	$ 168,510	$ 200,206